Related Party Transactions - Accrued interest and principal balances (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Total	$ 102,923,633	$ 88,996,117	$ 72,878,591
Azure, LLC
Related Party Transactions
Total	9,615,586	8,736,727
NACS, LLC
Related Party Transactions
Total	35,471,872	32,433,345	28,782,947
Related party
Related Party Transactions
Interest payable to related parties	37,850,832	32,599,048	26,307,393
Related party | John Redmond
Related Party Transactions
Interest payable to related parties	37,407,605	32,229,150	26,023,346
Principal Payable	22,096,055	22,096,055	21,851,055
Total	59,503,660	54,325,205	47,874,401
Related party | John Redmond | Azure, LLC
Related Party Transactions
Interest payable to related parties	2,783,599	1,904,740	860,133
Principal Payable	6,831,987	6,831,987	6,586,987
Total	9,615,586	8,736,727	7,447,120
Related party | John Redmond | NACS, LLC
Related Party Transactions
Interest payable to related parties	23,977,923	20,939,396	17,288,998
Principal Payable	11,493,949	11,493,949	11,493,949
Total	35,471,872	32,433,345	28,782,947
Related party | John Redmond | Assumed notes
Related Party Transactions
Interest payable to related parties	10,646,083	9,385,014	7,874,215
Principal Payable	3,770,119	3,770,119	3,770,119
Total	$ 14,416,202	$ 13,155,133	$ 11,644,334